Lease Arrangements - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) $ in Millions	Dec. 31, 2018 TWD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 20,849.6
Not later than 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	5,824.1
Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	5,834.9
Later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 9,190.6